INCOME AND SOCIAL CONTRIBUTION TAXES (Policies)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME AND SOCIAL CONTRIBUTION TAXES
8.a. Accounting policy
8.a.1. Current taxes
Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.
Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.
8.a.2. Deferred taxes
Deferred tax is generated by temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts.
Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes and does not give rise to equally taxable and deductible temporary differences; or (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date and does not give rise to equally taxable and deductible temporary differences; or (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.
Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.
Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.
The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.
Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.
8.a.3. New calculation rule ("Pillar II") - OECD
On December 27, 2024 Law 15,079/24 was enacted, establishing the additional Social Contribution on Net Income (“CSLL”) in the process of adapting Brazilian legislation to the Global Rules Against Base Erosion, OECD model (“Pillar II”). Under this law, whenever the Company, adopting the calculation criteria provided for therein, determines an effective combined rate of Income Tax and Social Contribution on Net Income of less than 15%, it must make an additional payment until reaching this minimum percentage. This rule is effective as of January 2025 and, if an additional payment is necessary, the amount will be collected in the following year. The Company does not expect a significant impact from this rule on its collections, as it already meets the established limits.